STRONG [STRONG LOGO]


STRONG ADVISOR EQUITY FUNDS
CLASSES A, B, AND C

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

STRONG ADVISOR COMMON STOCK FUND         STRONG ADVISOR SMALL CAP VALUE FUND
STRONG ADVISOR ENDEAVOR LARGE CAP FUND   STRONG ADVISOR TECHNOLOGY FUND
STRONG ADVISOR INTERNATIONAL CORE FUND   STRONG ADVISOR U.S. MID CAP GROWTH FUND
STRONG ADVISOR MID CAP GROWTH FUND       STRONG ADVISOR U.S. VALUE FUND
STRONG ADVISOR SELECT FUND

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002

ALL FUNDS
On page 64 of the prospectus, the "Householding" paragraph is deleted and replaced with the paragraph below. In addition, the "Investing Through a Third Party" paragraph, also shown below, is added.

     HOUSEHOLDING
     If we mail financial reports, prospectuses, or other regulatory material directly to you, we attempt to reduce the volume of mail you receive by sending only one copy of these documents to your household. You can call us at 1-800-368-1683, or write to us at the address listed on the back of this prospectus, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.

     INVESTING THROUGH A THIRD PARTY
     If you invest through a third party, the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details.

STRONG ADVISOR U.S. MID CAP GROWTH FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective July 31, 2002, the Strong Advisor U.S. Mid Cap Growth Fund's name changed to the Strong Advisor U.S. Small/Mid Cap Growth Fund, and on page 5 of the prospectus, the first full paragraph is deleted and replaced with the following paragraph:

The ADVISOR U.S. SMALL/MID CAP GROWTH FUND invests, under normal conditions, at least 80% of its net assets in stocks of small- and medium-capitalization U.S. companies that the Fund's manager believes have favorable prospects for growth of earnings and capital appreciation. The Fund defines "small-capitalization companies" and "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index and Russell Midcap(R) Growth Index, respectively, at the time of investment. To identify these companies, the manager looks for several characteristics, including strong revenue growth, high return on invested capital, overall financial strength, competitive advantages, reasonable current stock price, experienced management, and competence in research, development, and marketing. If there is a change in the company's growth prospects or a deterioration in the company's fundamental qualities, the manager may sell that company's stock. The Fund may invest up to 20% of its net assets in foreign securities.

ALL FUNDS

On page 14 of the prospectus, the Average Annual Total Returns table for the Funds is deleted and replaced with the following table:

                                                    AVERAGE ANNUAL TOTAL RETURNS(1)
                                                            AS OF 12-31-01

 --------------------------------------- --------------- ------------- ------------ ---------------------
                                                                                    SINCE FUND
 FUND/INDEX                              1-YEAR          5-YEAR        10-YEAR      INCEPTION(2)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR COMMON STOCK
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                    -7.64%          10.78%        14.68%       16.40%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions    -7.68%           8.27%        11.82%       13.38%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                  -4.62%(3)        7.84%        11.14%       12.67%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------



                                                                               (CONTINUED ON NEXT PAGE)



 --------------------------------------- --------------- ------------- ------------ ---------------------
                                                                                    SINCE FUND
 FUND/INDEX                              1-YEAR          5-YEAR        10-YEAR      INCEPTION(2)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                  -7.48%          11.32%        14.94%       16.62%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                  -3.48%          11.58%        14.83%       16.44%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Russell 2000(R)Index (reflects no           2.49%           7.52%        11.51%       10.99%
 deductions for fees, expenses, or
 taxes)(4)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Mid-Cap Core Funds Index           -4.90%          11.28%        12.43%       13.21%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR MID CAP GROWTH
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                   -34.96%           8.02%         -            8.02%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions   -34.97%           7.53%         -            7.53%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                 -21.29%(3)        6.54%         -            6.54%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                 -36.25%           8.58%         -            8.58%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                 -32.27%           8.85%         -            8.85%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Russell Midcap(R)Index (reflects no        -5.62%          11.40%         -           11.40%
 deductions for fees, expenses, or
 taxes)(7)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Multi-Cap Growth Funds Index      -25.16%           8.13%         -            8.13%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR SELECT
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                     -24.69%           -             -        -24.58%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions     -24.69%           -             -        -24.58%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                  -15.04%(3)         -             -        -19.66%(3)
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                   -25.60%           -             -        -24.48%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                   -21.70%           -             -        -20.60%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 S&P 500 Index (reflects no deductions      -11.88%           -             -        -11.88%
 for fees, expenses, or taxes)(6)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Multi-Cap Growth Funds Index        -25.16%           -             -        -25.16%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR SMALL CAP VALUE
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                    10.92%           -             -           17.22%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions    10.87%           -             -           17.21%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                   6.69%           -             -           14.36%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                  12.07%           -             -           17.99%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                  16.12%           -             -           18.47%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Russell 2000(R)Index (reflects no           2.49%           -             -            4.10%
 deductions for fees, expenses, or
 taxes)(4)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Small-Cap Value Funds Index        17.20%           -             -            6.64%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR TECHNOLOGY
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                   -26.50%           -             -          -29.76%
 --------------------------------------- --------------- ------------- ------------ ---------------------



                                                                                (CONTINUED ON NEXT PAGE)



                                                                                    SINCE FUND
 FUND/INDEX                              1-YEAR          5-YEAR        10-YEAR      INCEPTION(2)
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions   -26.55%           -             -          -29.80%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                 -16.14%(3)        -             -          -23.75%(3)
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                 -27.87%           -             -          -30.46%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                 -24.09%           -             -          -26.86%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 S&P 500 Index (reflects no deductions    -11.88%           -             -          -10.61%
 for fees, expenses, or taxes)(6)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Science and Technology Funds      -34.72%           -             -          -33.20%
 Index (reflects no deductions for
 fees, expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR U.S. VALUE
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                   -17.22%           8.24%         -           11.24%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions   -17.56%           7.53%         -           10.54%
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                 -10.27%(3)        6.48%         -            9.09%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                 -17.60%           8.60%         -           11.68%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                 -13.55%           8.90%         -           11.69%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 S&P 500 Index (reflects no deductions    -11.88%          10.70%         -           12.65%
 for fees, expenses, or taxes)(6)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Large-Cap Value Funds Index        -8.58%           9.42%         -           11.28%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------

*ONLY BEFORE-TAX RETURNS ARE SHOWN FOR THE CLASS B AND CLASS C SHARES OF EACH FUND. AFTER-TAX RETURNS FOR THOSE CLASSES MAY VARY FROM THOSE SHOWN FOR THE CLASS A SHARES OF EACH FUND.

(1) HISTORICAL RETURNS PROVIDED IN THIS PROSPECTUS MAY BE HIGHER OR LOWER THAN HISTORICAL RETURNS PROVIDED IN PREVIOUS PROSPECTUSES AND OTHER MATERIALS BECAUSE CURRENT SYSTEMS ARE ABLE TO MORE EFFECTIVELY REFLECT THE RECALCULATION PROCESS. IN ADDITION, HISTORICAL RETURNS PROVIDED FOR CLASS A SHARES MAY BE HIGHER BECAUSE CURRENT PERFORMANCE CALCULATIONS MORE ACCURATELY REFLECT THE POTENTIAL SALES CHARGE ON A PARTICULAR PURCHASE.
(2) THE ADVISOR COMMON STOCK FUND COMMENCED OPERATIONS ON DECEMBER 29, 1989 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR SELECT FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. THE ADVISOR MID CAP GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 1996 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR SMALL CAP VALUE FUND COMMENCED OPERATIONS ON DECEMBER 31, 1997 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR TECHNOLOGY FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2000. THE ADVISOR U.S. VALUE FUND COMMENCED OPERATIONS ON DECEMBER 29, 1995 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000.
(3) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.
(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR SMALL CAPITALIZATION STOCKS.
(5) THE LIPPER MID-CAP CORE FUNDS INDEX, THE LIPPER MULTI-CAP GROWTH FUNDS INDEX, THE LIPPER SMALL-CAP VALUE FUNDS INDEX, THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX, AND THE LIPPER LARGE-CAP VALUE FUNDS INDEX ARE EQUALLY WEIGHTED PERFORMANCE INDICES OF THE LARGEST QUALIFYING FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES.
(6) THE S&P 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.
(7) THE RUSSELL MIDCAP(R)INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR MEDIUM CAPITALIZATION STOCKS.

On page 20 of the prospectus, under the Annual Fund Operating Expenses table, footnote 1 is deleted and replaced with the following:

(1) EACH FUND, EXCEPT THE ADVISOR U.S. VALUE FUND, HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE A DESIGNATED LEVEL.

On page 21 of the prospectus, the example table for the Funds is deleted and replaced with the following table:

FUND / SHARE CLASS                                         1 YEAR          3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR COMMON STOCK
Class A                                                     $733            $1,065          $1,420         $2,417
Class B (if you redeem your shares)                         $758            $1,193          $1,555         $2,885
Class B (if you do NOT redeem your shares)                  $258              $793          $1,355         $2,885
Class C (if you redeem your shares)                         $342              $745          $1,275         $2,726
Class C (if you do NOT redeem your shares)                  $242              $745          $1,275         $2,726




                                                                                          (CONTINUED ON NEXT PAGE)


FUND / SHARE CLASS                                         1 YEAR          3 YEARS         5 YEARS        10 YEARS

------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR ENDEAVOR LARGE CAP
Class A                                                     $800            $1,269          $1,763         $3,116
Class B (if you redeem your shares)                         $778            $1,253          $1,654         $3,080
Class B (if you do NOT redeem your shares)                  $278              $853          $1,454         $3,080
Class C (if you redeem your shares)                         $378              $853          $1,454         $3,080
Class C (if you do NOT redeem your shares)                  $278              $853          $1,454         $3,080
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR INTERNATIONAL CORE
Class A                                                     $788            $1,232          $1,701         $2,992
Class B (if you redeem your shares)                         $801            $1,321          $1,767         $3,299
Class B (if you do NOT redeem your shares)                  $301              $921          $1,567         $3,299
Class C (if you redeem your shares)                         $401              $921          $1,567         $3,299
Class C (if you do NOT redeem your shares)                  $301              $921          $1,567         $3,299
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR MID CAP GROWTH
Class A                                                     $749            $1,115          $1,504         $2,589
Class B (if you redeem your shares)                         $796            $1,307          $1,743         $3,252
Class B (if you do NOT redeem your shares)                  $296              $907          $1,543         $3,252
Class C (if you redeem your shares)                         $387              $880          $1,499         $3,166
Class C (if you do NOT redeem your shares)                  $287              $880          $1,499         $3,166
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR SELECT
Class A                                                     $990            $1,828          $2,676         $4,841
Class B (if you redeem your shares)                        $1,695           $3,726          $5,353         $8,659
Class B (if you do NOT redeem your shares)                 $1,195           $3,326          $5,153         $8,659
Class C (if you redeem your shares)                        $1,332           $3,414          $5,268         $8,775
Class C (if you do NOT redeem your shares)                 $1,232           $3,414          $5,268         $8,775
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR SMALL CAP VALUE
Class A                                                     $728            $1,051          $1,396         $2,366
Class B (if you redeem your shares)                         $753            $1,179          $1,531         $2,836
Class B (if you do NOT redeem your shares)                  $253              $779          $1,331         $2,836
Class C (if you redeem your shares)                         $342              $745          $1,275         $2,726
Class C (if you do NOT redeem your shares)                  $242              $745          $1,275         $2,726
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR TECHNOLOGY
Class A                                                    $1,230           $2,500          $3,720         $6,560
Class B (if you redeem your shares)                        $1,410           $3,014          $4,375         $7,527
Class B (if you do NOT redeem your shares)                  $910            $2,614          $4,175         $7,527
Class C (if you redeem your shares)                         $973            $2,517          $4,036         $7,344
Class C (if you do NOT redeem your shares)                  $873            $2,517          $4,036         $7,344
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR U.S. SMALL/MID CAP GROWTH
Class A                                                     $743            $1,094          $1,469         $2,519
Class B (if you redeem your shares)                         $753            $1,179          $1,531         $2,836
Class B (if you do NOT redeem your shares)                  $253              $779          $1,331         $2,836
Class C (if you redeem your shares)                         $353              $779          $1,331         $2,836
Class C (if you do NOT redeem your shares)                  $253              $779          $1,331         $2,836
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR U.S. VALUE
Class A                                                     $750            $1,117          $1,508         $2,599
Class B (if you redeem your shares)                         $791            $1,292          $1,718         $3,204
Class B (if you do NOT redeem your shares)                  $291              $892          $1,518         $3,204
Class C (if you redeem your shares)                         $340              $739          $1,265         $2,706
Class C (if you do NOT redeem your shares)                  $240              $739          $1,265         $2,706

            The date of this Prospectus  Supplement is October 11, 2002.

                                                             AE1002/WH2025 1002
                                                                  RT28151 10-02